Leases (table)	12 Months Ended
Mar. 31, 2015
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]
Years ending March 31:
2016	$42,585
2017	37,760
2018	33,476
2019	28,367
2020	24,183
2021-2025	33,239
Total minimum payment required	$199,610